Schedule III - Schedule of Real Estate (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2023 USD ($) building	Dec. 31, 2017 loan
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	225
Encumbrances	$ 642,470,000
Initial Cost, Land	453,662,671
Initial Cost, Buildings & Improvements	1,183,141,992
Costs Capitalized Subsequent to Acquisition or Construction	345,841,092
Gross Cost, Land	453,662,671
Gross Cost, Buildings & Improvements	1,528,983,084
Fair Value Adjustments	1,346,029,040
Cumulative Foreign Currency Translation Effect	(24,520,312)
Cost to conclude	(110,263,379)
Carrying Value at the End of the Year	3,212,164,164
Number of loans acquired | loan		2
Federal income tax basis	2,281,993,475
Intercompany profit included in amount	$ 0.0
Operating Parks
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	214
Encumbrances	$ 642,470,000
Initial Cost, Land	325,340,786
Initial Cost, Buildings & Improvements	1,058,155,329
Costs Capitalized Subsequent to Acquisition or Construction	345,841,092
Gross Cost, Land	325,340,786
Gross Cost, Buildings & Improvements	1,403,996,421
Fair Value Adjustments	1,085,774,287
Cumulative Foreign Currency Translation Effect	(24,520,312)
Cost to conclude	(25,280,077)
Carrying Value at the End of the Year	$ 2,783,584,164
Operating Park, DSP, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	67,731,979
Costs Capitalized Subsequent to Acquisition or Construction	6,462,960
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	74,194,939
Fair Value Adjustments	66,905,061
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 141,100,000
Operating Park, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	1,310,069
Initial Cost, Buildings & Improvements	7,173,960
Costs Capitalized Subsequent to Acquisition or Construction	1,494,388
Gross Cost, Land	1,310,069
Gross Cost, Buildings & Improvements	8,668,348
Fair Value Adjustments	9,221,584
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 19,200,000
Operating Park, Los Bravos Vesta Park, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 112,770,000
Initial Cost, Land	6,796,499
Initial Cost, Buildings & Improvements	6,994,614
Costs Capitalized Subsequent to Acquisition or Construction	14,133,652
Gross Cost, Land	6,796,499
Gross Cost, Buildings & Improvements	21,128,265
Fair Value Adjustments	3,195,235
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 31,120,000
Operating Park, Vesta Park Juárez Sur I, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	10,582,374
Initial Cost, Buildings & Improvements	48,408,722
Costs Capitalized Subsequent to Acquisition or Construction	8,390,929
Gross Cost, Land	10,582,374
Gross Cost, Buildings & Improvements	56,799,651
Fair Value Adjustments	46,477,975
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 113,860,000
Operating Park, Vesta Park Guadalajara, Guadalajara
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	38,363,080
Initial Cost, Buildings & Improvements	53,498,608
Costs Capitalized Subsequent to Acquisition or Construction	54,786,971
Gross Cost, Land	38,363,080
Gross Cost, Buildings & Improvements	108,285,579
Fair Value Adjustments	156,963,390
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(4,812,050)
Carrying Value at the End of the Year	$ 298,800,000
Operating Park, Vesta Park Guadalupe, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	18,245,889
Costs Capitalized Subsequent to Acquisition or Construction	1,320,633
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	19,566,522
Fair Value Adjustments	13,503,478
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 33,070,000
Operating Park, Vesta Puebla I, Puebla
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	5
Encumbrances	$ 0
Initial Cost, Land	2,941,828
Initial Cost, Buildings & Improvements	37,367,404
Costs Capitalized Subsequent to Acquisition or Construction	3,133,192
Gross Cost, Land	2,941,828
Gross Cost, Buildings & Improvements	40,500,597
Fair Value Adjustments	40,993,601
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 85,100,000
Operating Park, Bernardo Quintana, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	9
Encumbrances	$ 40,280,000
Initial Cost, Land	3,941,469
Initial Cost, Buildings & Improvements	18,132,773
Costs Capitalized Subsequent to Acquisition or Construction	7,587,596
Gross Cost, Land	3,941,469
Gross Cost, Buildings & Improvements	25,720,369
Fair Value Adjustments	10,618,163
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 40,280,000
Operating Park, PIQ, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	13
Encumbrances	$ 62,250,000
Initial Cost, Land	11,860,812
Initial Cost, Buildings & Improvements	58,679,157
Costs Capitalized Subsequent to Acquisition or Construction	9,767,389
Gross Cost, Land	11,860,812
Gross Cost, Buildings & Improvements	68,446,546
Fair Value Adjustments	59,963,135
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 139,370,000
Operating Park, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	3,483,212
Initial Cost, Buildings & Improvements	26,878,558
Costs Capitalized Subsequent to Acquisition or Construction	17,214,107
Gross Cost, Land	3,483,212
Gross Cost, Buildings & Improvements	44,092,666
Fair Value Adjustments	8,123,129
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 56,600,000
Operating Park, Queretaro Aerospace Park, Querétaro Aero
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	13
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	112,967,664
Costs Capitalized Subsequent to Acquisition or Construction	11,189,681
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	124,157,345
Fair Value Adjustments	45,098,723
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(206,068)
Carrying Value at the End of the Year	$ 169,050,000
Operating Park, SMA, San Miguel de Allend
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	11,140,979
Initial Cost, Buildings & Improvements	30,851,867
Costs Capitalized Subsequent to Acquisition or Construction	7,559,488
Gross Cost, Land	11,140,979
Gross Cost, Buildings & Improvements	38,411,354
Fair Value Adjustments	42,247,808
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(2,448,781)
Carrying Value at the End of the Year	$ 92,000,000
Operating Park, Las Colinas, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 58,200,000
Initial Cost, Land	8,957,440
Initial Cost, Buildings & Improvements	30,014,764
Costs Capitalized Subsequent to Acquisition or Construction	4,327,428
Gross Cost, Land	8,957,440
Gross Cost, Buildings & Improvements	34,342,191
Fair Value Adjustments	14,900,369
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 58,200,000
Operating Park, Vesta Park Puerto Interior, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	22,453,115
Initial Cost, Buildings & Improvements	24,432,824
Costs Capitalized Subsequent to Acquisition or Construction	5,633,296
Gross Cost, Land	22,453,115
Gross Cost, Buildings & Improvements	30,066,120
Fair Value Adjustments	12,116,273
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 69,200,000
Operating Park, Tres Naciones, SLP
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	9
Encumbrances	$ 32,550,000
Initial Cost, Land	16,683,579
Initial Cost, Buildings & Improvements	23,167,433
Costs Capitalized Subsequent to Acquisition or Construction	7,946,289
Gross Cost, Land	16,683,579
Gross Cost, Buildings & Improvements	31,113,722
Fair Value Adjustments	16,252,699
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 64,050,000
Operating Park, Vesta Park SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	19,048,011
Costs Capitalized Subsequent to Acquisition or Construction	4,308,645
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	23,356,657
Fair Value Adjustments	15,043,343
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 38,400,000
Operating Park, La Mesa Vesta Park, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	16
Encumbrances	$ 58,310,000
Initial Cost, Land	9,054,608
Initial Cost, Buildings & Improvements	21,227,938
Costs Capitalized Subsequent to Acquisition or Construction	7,157,387
Gross Cost, Land	9,054,608
Gross Cost, Buildings & Improvements	28,385,324
Fair Value Adjustments	27,290,068
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 64,730,000
Operating Park, Nordika, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 17,300,000
Initial Cost, Land	1,970,311
Initial Cost, Buildings & Improvements	4,518,481
Costs Capitalized Subsequent to Acquisition or Construction	1,123,668
Gross Cost, Land	1,970,311
Gross Cost, Buildings & Improvements	5,642,148
Fair Value Adjustments	9,687,541
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 17,300,000
Operating Park, El potrero, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 29,600,000
Initial Cost, Land	3,918,715
Initial Cost, Buildings & Improvements	7,643,699
Costs Capitalized Subsequent to Acquisition or Construction	2,655,597
Gross Cost, Land	3,918,715
Gross Cost, Buildings & Improvements	10,299,296
Fair Value Adjustments	15,381,989
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 29,600,000
Operating Park, Vesta Park Tijuana III, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	8,967,836
Initial Cost, Buildings & Improvements	17,021,445
Costs Capitalized Subsequent to Acquisition or Construction	2,251,489
Gross Cost, Land	8,967,836
Gross Cost, Buildings & Improvements	19,272,933
Fair Value Adjustments	28,699,231
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 56,940,000
Operating Park, Vesta Park Pacifico, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 13,500,000
Initial Cost, Land	3,320,210
Initial Cost, Buildings & Improvements	13,454,123
Costs Capitalized Subsequent to Acquisition or Construction	1,204,010
Gross Cost, Land	3,320,210
Gross Cost, Buildings & Improvements	14,658,133
Fair Value Adjustments	13,521,657
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 31,500,000
Operating Park, VP Lago Este, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	19,284,782
Initial Cost, Buildings & Improvements	18,309,203
Costs Capitalized Subsequent to Acquisition or Construction	5,119,011
Gross Cost, Land	19,284,782
Gross Cost, Buildings & Improvements	23,428,215
Fair Value Adjustments	30,287,003
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 73,000,000
Operating Park, Vesta Park Megaregion, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	8,619,298
Initial Cost, Buildings & Improvements	34,052,802
Costs Capitalized Subsequent to Acquisition or Construction	28,931,737
Gross Cost, Land	8,619,298
Gross Cost, Buildings & Improvements	62,984,538
Fair Value Adjustments	51,290,003
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(9,403,840)
Carrying Value at the End of the Year	$ 113,490,000
Operating Park, VPT I, Tlaxcala
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	1,986,312
Initial Cost, Buildings & Improvements	18,283,246
Costs Capitalized Subsequent to Acquisition or Construction	1,202,590
Gross Cost, Land	1,986,312
Gross Cost, Buildings & Improvements	19,485,836
Fair Value Adjustments	21,227,852
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 42,700,000
Operating Park, Exportec, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 14,830,000
Initial Cost, Land	872,299
Initial Cost, Buildings & Improvements	4,160,722
Costs Capitalized Subsequent to Acquisition or Construction	1,179,700
Gross Cost, Land	872,299
Gross Cost, Buildings & Improvements	5,340,422
Fair Value Adjustments	8,617,279
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 14,830,000
Operating Park, T 2000, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 84,890,000
Initial Cost, Land	10,436,630
Initial Cost, Buildings & Improvements	20,079,946
Costs Capitalized Subsequent to Acquisition or Construction	19,857,542
Gross Cost, Land	10,436,630
Gross Cost, Buildings & Improvements	39,937,488
Fair Value Adjustments	34,515,882
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 84,890,000
Operating Park, El Coecillo Vesta Park, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 58,090,000
Initial Cost, Land	1,766,847
Initial Cost, Buildings & Improvements	14,377,370
Costs Capitalized Subsequent to Acquisition or Construction	11,382,445
Gross Cost, Land	1,766,847
Gross Cost, Buildings & Improvements	25,759,815
Fair Value Adjustments	30,563,338
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 58,090,000
Operating Park, Vesta Park Toluca I, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 0
Initial Cost, Land	20,411,730
Initial Cost, Buildings & Improvements	65,896,059
Costs Capitalized Subsequent to Acquisition or Construction	10,122,871
Gross Cost, Land	20,411,730
Gross Cost, Buildings & Improvements	76,018,931
Fair Value Adjustments	96,689,339
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 193,120,000
Operating Park, Vesta Park Apodaca, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	14,447,513
Initial Cost, Buildings & Improvements	20,673,976
Costs Capitalized Subsequent to Acquisition or Construction	40,714,311
Gross Cost, Land	14,447,513
Gross Cost, Buildings & Improvements	61,388,287
Fair Value Adjustments	11,319,728
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(7,701,481)
Carrying Value at the End of the Year	$ 79,580,000
Operating Park, PARQUE LAS VENTANAS, Matamoros
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	3,881,289
Initial Cost, Buildings & Improvements	21,858,633
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	3,881,289
Gross Cost, Buildings & Improvements	21,858,633
Fair Value Adjustments	15,560,077
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 41,300,000
Operating Park, VESTA PARK ALAMAR, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	15,711,289
Costs Capitalized Subsequent to Acquisition or Construction	4,102,361
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	19,813,649
Fair Value Adjustments	26,596,351
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 46,410,000
Operating Park, VESTA PARK RIVERA LARA 1, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	1,075,750
Initial Cost, Buildings & Improvements	3,684,126
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	1,075,750
Gross Cost, Buildings & Improvements	3,684,126
Fair Value Adjustments	130,124
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 4,890,000
Operating Park, VESTA PARK ROSARITO 1, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	2,891,498
Initial Cost, Buildings & Improvements	15,168,855
Costs Capitalized Subsequent to Acquisition or Construction	1,094,307
Gross Cost, Land	2,891,498
Gross Cost, Buildings & Improvements	16,263,163
Fair Value Adjustments	145,340
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 19,300,000
Operating Park, VESTA LAGOS MORENO, Lagos
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	3,498,267
Initial Cost, Buildings & Improvements	27,368,941
Costs Capitalized Subsequent to Acquisition or Construction	7,835,878
Gross Cost, Land	3,498,267
Gross Cost, Buildings & Improvements	35,204,819
Fair Value Adjustments	33,946,914
Cumulative Foreign Currency Translation Effect	(24,520,312)
Cost to conclude	0
Carrying Value at the End of the Year	$ 48,129,688
Operating Park, VESTA TLAXCALA, Tlaxcala
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	9
Encumbrances	$ 22,500,000
Initial Cost, Land	7,072,992
Initial Cost, Buildings & Improvements	23,741,557
Costs Capitalized Subsequent to Acquisition or Construction	2,493,013
Gross Cost, Land	7,072,992
Gross Cost, Buildings & Improvements	26,234,570
Fair Value Adjustments	17,022,439
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 50,330,000
Operating Park, VESTA MORELOS, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	6,033,568
Initial Cost, Buildings & Improvements	9,140,732
Costs Capitalized Subsequent to Acquisition or Construction	497,696
Gross Cost, Land	6,033,568
Gross Cost, Buildings & Improvements	9,638,428
Fair Value Adjustments	19,528,004
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 35,200,000
Operating Park, STELLANTIS I, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	6,185,551
Initial Cost, Buildings & Improvements	8,514,449
Costs Capitalized Subsequent to Acquisition or Construction	7,696,655
Gross Cost, Land	6,185,551
Gross Cost, Buildings & Improvements	16,211,104
Fair Value Adjustments	2,853,345
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 25,250,000
Operating Park, Other
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	27
Encumbrances	$ 37,400,000
Initial Cost, Land	51,130,324
Initial Cost, Buildings & Improvements	89,673,511
Costs Capitalized Subsequent to Acquisition or Construction	23,962,182
Gross Cost, Land	51,130,324
Gross Cost, Buildings & Improvements	113,635,693
Fair Value Adjustments	29,276,316
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(707,857)
Carrying Value at the End of the Year	$ 203,604,476
Land and Buildings Under Construction
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 0
Initial Cost, Land	44,162,762
Initial Cost, Buildings & Improvements	124,986,663
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	44,162,762
Gross Cost, Buildings & Improvements	124,986,663
Fair Value Adjustments	206,033,877
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(84,983,302)
Carrying Value at the End of the Year	$ 290,200,000
Land And Buildings Under Construction, Vesta Park Juarez Oriente, Cd. Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	21,037,666
Initial Cost, Buildings & Improvements	48,245,923
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	21,037,666
Gross Cost, Buildings & Improvements	48,245,923
Fair Value Adjustments	45,421,792
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(26,455,382)
Carrying Value at the End of the Year	$ 88,250,000
Land And Buildings Under Construction, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	18,828,833
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	18,828,833
Fair Value Adjustments	66,251
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(5,985,084)
Carrying Value at the End of the Year	$ 12,910,000
Land And Buildings Under Construction, Vesta Park SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	7,151,934
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	7,151,934
Fair Value Adjustments	15,866,596
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(6,058,529)
Carrying Value at the End of the Year	$ 16,960,000
Land And Buildings Under Construction, Tres Naciones, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	4,410,373
Initial Cost, Buildings & Improvements	9,293,898
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	4,410,373
Gross Cost, Buildings & Improvements	9,293,898
Fair Value Adjustments	(779,877)
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(3,964,394)
Carrying Value at the End of the Year	$ 8,960,000
Land And Buildings Under Construction, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	9,221,448
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	9,221,448
Fair Value Adjustments	11,349,955
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(4,661,404)
Carrying Value at the End of the Year	$ 15,910,000
Land And Buildings Under Construction, Other, Valle de México
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	18,714,723
Initial Cost, Buildings & Improvements	32,244,627
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	18,714,723
Gross Cost, Buildings & Improvements	32,244,627
Fair Value Adjustments	134,109,159
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(37,858,508)
Carrying Value at the End of the Year	147,210,000
Land reserves
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	84,159,124
Gross Cost, Land	84,159,124
Fair Value Adjustments	54,220,876
Carrying Value at the End of the Year	138,380,000
Land Reserves, VP SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	2,642,396
Gross Cost, Land	2,642,396
Fair Value Adjustments	7,627,604
Carrying Value at the End of the Year	10,270,000
Land Reserves, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	8,624,913
Gross Cost, Land	8,624,913
Fair Value Adjustments	23,215,087
Carrying Value at the End of the Year	31,840,000
Land Reserves, Vesta Park Puerto Interior, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	13,055,507
Gross Cost, Land	13,055,507
Fair Value Adjustments	4,564,493
Carrying Value at the End of the Year	17,620,000
Land Reserves, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	14,754,874
Gross Cost, Land	14,754,874
Fair Value Adjustments	15,375,126
Carrying Value at the End of the Year	30,130,000
Land Reserves, Vesta Puebla II, Puebla
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	126,026
Gross Cost, Land	126,026
Fair Value Adjustments	663,974
Carrying Value at the End of the Year	790,000
Land Reserves, SMA, San Miguel de Allende
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	11,861,361
Gross Cost, Land	11,861,361
Fair Value Adjustments	2,648,639
Carrying Value at the End of the Year	14,510,000
Land Reserves, Vesta Park Apodaca, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	33,094,046
Gross Cost, Land	33,094,046
Fair Value Adjustments	125,954
Carrying Value at the End of the Year	$ 33,220,000